Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company is required by Item 402(v) of Regulation S-K. The disclosure in this “Pay Versus Performance” section does not reflect our Compensation Committee’s process for compensation setting and should be read in connection with the “Compensation Discussion And Analysis” section of this proxy statement, which contains important information regarding our compensation philosophy, objectives and design, compensation-setting process and NEO compensation program components. The SEC-defined CAP data set forth in the table below also does not reflect amounts actually realized by our NEOs, and our Compensation Committee has not used or considered CAP previously in establishing the NEO compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to forfeiture conditions and possible future declines in value based on changes in our stock price during the vesting period. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total For PEO (Jay) ($)(1)	Compensation Actually Paid To PEO (Jay) ($)(2)	Summary Compensation Table Total For PEO (Bill) ($)(1)	Compensation Actually Paid To PEO (Bill) ($)(2)	Summary Compensation Table Total For PEO (Varun) ($)(1)	Compensation Actually Paid To PEO (Varun) ($)(2)	Average Summary Compensation Table Total For Non-PEO NEOs ($)(3)	Average Compensation Actually Paid To Non-PEO NEOs ($)(4)	Value Of Initial Fixed $100 Investment Based On:		Net Income (Loss) (Millions) ($)(7)
									Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	334,552	(5,659,619)	6,764,187	10,972,355	3,445,914	3,445,914	2,903,982	2,905,006	76	58	(390)
2022	9,468,874	2,137,238	—	—	—	—	2,505,493	684,915	37	72	700
2021	1,603,475	(5,046,699)	—	—	—	—	863,279	(1,418,642)	68	64	6,100
2020	51,727,166	56,595,857	—	—	—	—	8,044,681	9,715,309	94	177	9,400

(1)
The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Jay, Bill and Varun for the years in which they served as PEO. For the years reported in the table, Jay was our PEO from 2020 to June 2023, Bill was our PEO from June 2023 to September 2023, and Varun was our PEO from September 2023 to December 2023.

(2)
The amounts reported in this column represent CAP for each of Jay, Bill and Varun for the years in which they served as PEO as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Jay, Bill or Varun during any applicable year. To determine CAP, the adjustments below were made to Jay’s, Bill’s and Varun’s total compensation, as applicable. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

Year	Reported Summary Compensation Table Total For PEO ($)	Reported Value Of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid To PEO ($)
Jay Farner
2023	334,552	—	(6,004,171)	(5,659,619)
2022	9,468,874	(8,656,917)	1,325,281	2,137,238
2021	1,603,475	—	(6,650,174)	(5,046,699)
2020	51,727,166	(20,400,000)	25,268,691	56,595,857
Bill Emerson
2023	6,764,187	(5,999,996)	10,208,164	10,972,355
Varun Krishna
2023	3,445,914	—	—	3,445,914

(a)
The amounts reported in this column represent the grant date fair value of all equity awards granted in the applicable year, which are the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for such year.
(b)
The amounts reported in this column represent the equity award adjustments required by Item 402(v) of Regulation S-K, which include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value from the end of the prior year to the vesting date; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates.

Accordingly, the following reflects the amounts deducted or added in calculating the equity award adjustments for each of Jay and Bill for the years in which they served as PEO. All outstanding equity awards held by Jay were forfeited in connection with his retirement in June 2023. Varun joined Company in September 2023 and did not receive any equity awards in 2023.
Year	Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Equity Award Adjustments ($)
Jay Farner
2023	—	—	—	136,646	(6,140,817)	—	(6,004,171)
2022	5,209,760	(2,381,129)	—	(1,503,350)	—	—	1,325,281
2021	—	(5,224,369)	—	(1,425,805)	—	—	(6,650,174)
2020	25,268,691	—	—	—	—	—	25,268,691
Bill Emerson
2023	10,055,549	91,219	—	61,396	—	—	10,208,164
Varun Krishna
2023	—	—	—	—	—	—	—

(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Varun, Bill and Jay) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs (excluding Varun, Bill and Jay) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Brian Brown, Tina V. John and Bob Walters; (ii) for 2022, Bob Walters, Brian Brown, Tina V. John, Julie Booth and Angelo Vitale; and (iii) for 2021 and 2020, Bob, Julie and Angelo.

(4)
The dollar amounts reported in this column represent the average CAP for the NEOs as a group (excluding Varun, Bill and Jay), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to the NEOs as a group (excluding Varun, Bill and Jay) during any applicable year. To determine CAP, the adjustments below were made to the average total compensation for the NEOs as a group (excluding Jay), using the same methodology described above in Note 2. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year, and no equity awards were granted to our NEOs in 2021.

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2023	2,903,982	(2,333,333)	2,334,357	2,905,006
2022	2,505,493	(1,839,594)	19,016	684,915
2021	863,279	—	(2,281,921)	(1,418,642)
2020	8,044,681	(6,999,999)	8,670,627	9,715,309

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)(i)	Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,234,568	270,280	—	263,653	(434,144)	—	2,334,357
2022	1,107,073	(642,359)	—	(445,698)	—	—	19,016
2021	—	(1,792,674)	—	(489,247)	—	—	(2,281,921)
2020	8,670,627	—	—	—	—	—	8,670,627

(i)
For 2022, includes for Brian Brown, the fair value of the modified 2019 RHI RSU at the date of modification less the fair value of the original 2019 RHI RSU on December 31, 2021.

(5)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period (the closing price as of initial post-IPO trading date).

(6)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The Company utilized a selected peer group for purposes of its TSR benchmarking (the “PVP Peer Group”). Our PVP Peer Group is comprised of PennyMac Financial Services Inc, Rithm Capital Corp, Mr. Cooper Group Inc., Anywhere Real Estate Inc., Zillow Group Inc Class C, Redfin Corp, Stewart Information Services Corp, SoFi Technologies Inc, Guild Holdings Company, Compass, Inc., loanDepot, Inc., UWM Holdings Corporation, and Blend Labs, Inc. Certain companies were not publicly traded companies at inception date, and these companies were added and reweighted to the peer group to the most recent quarter subsequent to their respective IPO dates. Home Point Capital Inc. was removed from the PVP Peer Group following its acquisition by Mr. Cooper Group Inc. in August 2023.

(7)
The amounts reported in this column represent net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Jay, Bill and Varun for the years in which they served as PEO. For the years reported in the table, Jay was our PEO from 2020 to June 2023, Bill was our PEO from June 2023 to September 2023, and Varun was our PEO from September 2023 to December 2023.
(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Varun, Bill and Jay) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs (excluding Varun, Bill and Jay) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Brian Brown, Tina V. John and Bob Walters; (ii) for 2022, Bob Walters, Brian Brown, Tina V. John, Julie Booth and Angelo Vitale; and (iii) for 2021 and 2020, Bob, Julie and Angelo.

Peer Group Issuers, Footnote
(6)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The Company utilized a selected peer group for purposes of its TSR benchmarking (the “PVP Peer Group”). Our PVP Peer Group is comprised of PennyMac Financial Services Inc, Rithm Capital Corp, Mr. Cooper Group Inc., Anywhere Real Estate Inc., Zillow Group Inc Class C, Redfin Corp, Stewart Information Services Corp, SoFi Technologies Inc, Guild Holdings Company, Compass, Inc., loanDepot, Inc., UWM Holdings Corporation, and Blend Labs, Inc. Certain companies were not publicly traded companies at inception date, and these companies were added and reweighted to the peer group to the most recent quarter subsequent to their respective IPO dates. Home Point Capital Inc. was removed from the PVP Peer Group following its acquisition by Mr. Cooper Group Inc. in August 2023.

Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent CAP for each of Jay, Bill and Varun for the years in which they served as PEO as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Jay, Bill or Varun during any applicable year. To determine CAP, the adjustments below were made to Jay’s, Bill’s and Varun’s total compensation, as applicable. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

Year	Reported Summary Compensation Table Total For PEO ($)	Reported Value Of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid To PEO ($)
Jay Farner
2023	334,552	—	(6,004,171)	(5,659,619)
2022	9,468,874	(8,656,917)	1,325,281	2,137,238
2021	1,603,475	—	(6,650,174)	(5,046,699)
2020	51,727,166	(20,400,000)	25,268,691	56,595,857
Bill Emerson
2023	6,764,187	(5,999,996)	10,208,164	10,972,355
Varun Krishna
2023	3,445,914	—	—	3,445,914

(a)
The amounts reported in this column represent the grant date fair value of all equity awards granted in the applicable year, which are the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for such year.
(b)
The amounts reported in this column represent the equity award adjustments required by Item 402(v) of Regulation S-K, which include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value from the end of the prior year to the vesting date; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates.

Accordingly, the following reflects the amounts deducted or added in calculating the equity award adjustments for each of Jay and Bill for the years in which they served as PEO. All outstanding equity awards held by Jay were forfeited in connection with his retirement in June 2023. Varun joined Company in September 2023 and did not receive any equity awards in 2023.
Year	Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Equity Award Adjustments ($)
Jay Farner
2023	—	—	—	136,646	(6,140,817)	—	(6,004,171)
2022	5,209,760	(2,381,129)	—	(1,503,350)	—	—	1,325,281
2021	—	(5,224,369)	—	(1,425,805)	—	—	(6,650,174)
2020	25,268,691	—	—	—	—	—	25,268,691
Bill Emerson
2023	10,055,549	91,219	—	61,396	—	—	10,208,164
Varun Krishna
2023	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 2,903,982	$ 2,505,493	$ 863,279	$ 8,044,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,905,006	684,915	(1,418,642)	9,715,309
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average CAP for the NEOs as a group (excluding Varun, Bill and Jay), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to the NEOs as a group (excluding Varun, Bill and Jay) during any applicable year. To determine CAP, the adjustments below were made to the average total compensation for the NEOs as a group (excluding Jay), using the same methodology described above in Note 2. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year, and no equity awards were granted to our NEOs in 2021.

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2023	2,903,982	(2,333,333)	2,334,357	2,905,006
2022	2,505,493	(1,839,594)	19,016	684,915
2021	863,279	—	(2,281,921)	(1,418,642)
2020	8,044,681	(6,999,999)	8,670,627	9,715,309

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)(i)	Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,234,568	270,280	—	263,653	(434,144)	—	2,334,357
2022	1,107,073	(642,359)	—	(445,698)	—	—	19,016
2021	—	(1,792,674)	—	(489,247)	—	—	(2,281,921)
2020	8,670,627	—	—	—	—	—	8,670,627

(i)
	For 2022, includes for Brian Brown, the fair value of the modified 2019 RHI RSU at the date of modification less the fair value of the original 2019 RHI RSU on December 31, 2021
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 76	37	68	94
Peer Group Total Shareholder Return Amount	58	72	64	177
Net Income (Loss)	(390,000,000)	700,000,000	6,100,000,000	9,400,000,000
Jay [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	334,552	9,468,874	1,603,475	51,727,166
PEO Actually Paid Compensation Amount	(5,659,619)	2,137,238	(5,046,699)	56,595,857
Jay [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,656,917)		(20,400,000)
Jay [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,004,171)	1,325,281	(6,650,174)	25,268,691
Jay [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,209,760		25,268,691
Jay [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,381,129)	(5,224,369)
Jay [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Jay [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,646	(1,503,350)	(1,425,805)
Jay [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,140,817)
Jay [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,764,187
PEO Actually Paid Compensation Amount	10,972,355
Bill [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,996)
Bill [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,208,164
Bill [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,055,549
Bill [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,219
Bill [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bill [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,396
Bill [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bill [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,445,914
PEO Actually Paid Compensation Amount	3,445,914
Varun [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Varun [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,333,333)	(1,839,594)		(6,999,999)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,334,357	19,016	(2,281,921)	8,670,627
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,234,568	1,107,073		8,670,627
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,280	(642,359)	(1,792,674)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,653	(445,698)	(489,247)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,144)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount